SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Product Warranty, Revenue Recognition, Advertising Costs, Income Taxes, Employee Social Security and Welfare Benefit Plans, Government Grants, Profit Appropriation and Segment Reporting - Narrative) (Details) (USD $)
	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Government grants
Proceeds from government grants	$ 29,600,000	$ 9,000,000	$ 13,300,000
Advertising costs
Advertising costs charged to expense	685,000	365,000	301,000
Employee social security and welfare benefit plans
Welfare benefits expenses	4,358,000	3,863,000	3,700,000
Profit appropriation
Appropriation to statutory reserves
Total appropriation	4,068,000	2,782,000
Segment reporting
Number of principal business segments	2
Statutory Reserve [Member]
Profit appropriation
Appropriation to statutory reserves	$ 1,286,000
Minimum [Member]
Product Warranty
Period of warranties	1 year
Revenue recognition
Credit term of distributors	30 days
Maximum [Member]
Product Warranty
Period of warranties	5 years
Revenue recognition
Credit term of distributors	90 days
Vimicro China [Member]
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Amount up to which appropriation required to be made to statutory reserve fund	50.00%
VIE [Member]
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Amount up to which appropriation required to be made to statutory reserve fund	50.00%